Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Text Block]	We recognize the importance of assessing, identifying, and managing risks associated with cybersecurity threats. These risks include, among other things, operational risks; intellectual property theft; fraud; extortion; harm to employees or customers; violation of privacy or security laws and other litigation and legal risk; and reputational risks
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Information Security Steering Committee, which includes our CISO, CIO, CPTO, GC and members of executive leadership, oversee technological and operational initiatives while considering cybersecurity risk mitigation with respect to these initiatives.